T. ROWE PRICE SPECTRUM GROWTH FUND
March 31, 2020 (Unaudited)

	$ Value	$ Purchase	$ Sales		$ Value
Portfolio of Investments(1)	12/31/19	Cost	Cost	Shares	3/31/20
(Cost and value in $000s)
EQUITY MUTUAL FUNDS 100.0%
T. Rowe Price Funds:
Blue Chip Growth Fund	435,872	—	6,120	3,235,595	349,444
Growth Stock Fund	434,396	—	13,208	5,427,288	339,748
Value Fund	407,877	—	2,283	10,692,204	303,231
Dividend Growth Fund	271,948	93,210	—	6,843,420	295,841
Growth & Income Fund	273,419	93,098	—	12,079,657	293,173
Equity Income Fund	410,587	1,785	1,470	12,831,292	293,067
International Stock Fund	342,679	—	55,369	13,399,787	195,905
International Value Equity Fund	350,112	—	69,048	19,079,985	194,425
New Horizons Fund(2)	145,622	—	13,139	2,230,169	116,058
Mid-Cap Growth Fund	142,193	—	6,921	1,416,116	103,688
Small-Cap Value Fund	139,872	—	474	2,909,412	96,011
Mid-Cap Value Fund	134,236	—	—	4,799,294	95,746
Emerging Markets Stock Fund	98,978	—	—	2,114,470	75,761
International Discovery Fund	123,028	—	28,565	1,252,753	67,636
Real Assets Fund	83,773	—	—	7,129,585	61,814
Total Equity Mutual Funds (Cost $2,079,132)					2,881,548

Total Investments in Securities 100.0%
(Cost $2,079,132)				$2,881,548
Other Assets Less Liabilities 0.0%					—
Net Assets 100.0%					$2,881,548

(1)	Each underlying Price Fund is an affiliated company; the fund is invested in the
Investor Class of each underlying Price Fund. Additional information about each underlying Price Fund is available by calling 1-877-495-1138 and at www. troweprice. com.
(2)	Non-income producing

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM GROWTH FUND

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2020. Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.

		Change in Net
	Net Realized Gain	Unrealized	Investment
Affiliate	(Loss)	Gain/Loss	Income
T. Rowe Price Funds:
Blue Chip Growth Fund	$27,423	$(80,308)	$—
Dividend Growth Fund	—	(69,317)	954
Emerging Markets Stock Fund	—	(23,217)	—
Equity Income Fund	30	(117,835)	1,785
Growth & Income Fund	—	(73,344)	842
Growth Stock Fund	22,467	(81,440)	—
International Discovery Fund	4,043	(26,827)	—
International Stock Fund	35,370	(91,405)	—
International Value Equity Fund	6,399	(86,639)	—
Mid-Cap Growth Fund	(788)	(31,584)	—
Mid-Cap Value Fund	—	(38,490)	—
New Horizons Fund	20	(16,425)	—
Real Assets Fund	—	(21,959)	—
Small-Cap Value Fund	7	(43,387)	—
Value Fund	52	(102,363)	—
Totals	$95,023#	$(904,540)	$3,581+

#	Capital gain distributions from mutual funds represented $0 of the net realized gain (loss) .
+	Investment income comprised $3,581 of income distributions from underlying Price Funds.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM GROWTH FUND
Unaudited
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Spectrum Growth Fund (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act)
as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Investments in the underlying Price Funds are valued at their closing net asset value per share on the day of valuation.

The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation
Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations.
Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors;
oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values. On March 31, 2020, all of the investments in underlying Price
Funds were classified as Level 1, based on the inputs used to determine their fair values.